INCOME TAXES - Credit carryforwards (Details)	Dec. 31, 2021 USD ($)
Credit carryforwards
Tax credits	$ 12,911,000
Non-capital income tax loss carry-forwards
Credit carryforwards
Tax credits	43,936,000
Investment Tax Credit Carryforward
Credit carryforwards
Tax credits	$ 2,890,000